CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A convertible redeemable preferred shares [Member] CNY	Series B convertible redeemable preferred shares [Member] CNY	Series C convertible redeemable preferred shares [Member] CNY	CEO and Chairman [Member] CNY	NeoTasks Inc [Member] CNY	Restricted shares [Member] CNY	Restricted shares [Member] CEO and Chairman [Member] CNY	Restricted share units [Member] CNY	Co-founder common shares [Member] CNY	Common shares [Member] CNY	Common shares [Member] CEO and Chairman [Member] CNY	Common shares [Member] NeoTasks Inc [Member] CNY	Additional paid-in capital [Member] CNY	Additional paid-in capital [Member] Series A convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] Series B convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] Series C convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] CEO and Chairman [Member] CNY	Additional paid-in capital [Member] NeoTasks Inc [Member] CNY	Additional paid-in capital [Member] Restricted shares [Member] CNY	Additional paid-in capital [Member] Restricted shares [Member] CEO and Chairman [Member] CNY	Additional paid-in capital [Member] Restricted share units [Member] CNY	Accumulated deficits [Member] CNY	Accumulated deficits [Member] Series A convertible redeemable preferred shares [Member] CNY	Accumulated deficits [Member] Series B convertible redeemable preferred shares [Member] CNY	Accumulated deficits [Member] Series C convertible redeemable preferred shares [Member] CNY	Accumulated other comprehensive loss [Member] CNY	Class A common shares [Member] CNY	Class B common shares [Member] CNY	Class B common shares [Member] Series A convertible redeemable preferred shares [Member] CNY	Class B common shares [Member] Series B convertible redeemable preferred shares [Member] CNY	Class B common shares [Member] Series C convertible redeemable preferred shares [Member] CNY
Beginning Balance, value at Dec. 31, 2009		(370,172)									13	14												(370,045)				(154)
Beginning Balance, shares at Dec. 31, 2009											185,563,000	212,321,900
Transfer of Co-founder common shares into common shares, value											(13)	13
Issuance of restricted shares, value						28,759	2						3	2					28,756
Issuance of restricted shares, shares													43,048,296	25,697,070
Transferred from matured liability award for NeoTasks founders							14,026													14,026
Share based compensation								24,525													24,525
Transferred from matured liability award for NeoTasks founders		14,028
Transfer of Co-founder common shares into common shares, shares											(185,563,000)	185,563,000
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			(692,359)	(515,626)	(600,868)											(67,307)									(625,052)	(515,626)	(600,868)
Components of comprehensive income
Net (loss) income		(238,857)																						(238,857)
Foreign currency translation adjustment, net of nil tax		(935)																										(935)
Ending Balance, value at Dec. 31, 2010		(2,351,505)										32												(2,350,448)				(1,089)
Ending Balance, shares at Dec. 31, 2010												466,630,266
Issuance of common shares, value		328,132										3			328,129
Issuance of common shares, shares												51,140,432
Exercise of warrant by an independent institutional investor, value		160,837										2			160,835
Exercise of warrant by an independent institutional investor, shares												25,570,216
Share-based compensation-share options		2,219													2,219
Share based compensation								57,805	14,143	9,644											57,805	14,143	9,644
Share-based compensation-warrants to NeoTasks founders		3,359													3,359
Transferred from matured liability award for NeoTasks founders		57,692													57,692
Reclassification of liability-classified share-based awards into equity-classified awards for warrants to NeoTasks founders		57,602													57,602
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			(88,261)	(64,102)	(71,300)											(88,261)	(64,102)	(71,300)
Reclassification of liability-classified share-based awards into equity-classified awards for share options		116,328													116,328
Components of comprehensive income
Net (loss) income		(83,156)																						(83,156)
Foreign currency translation adjustment, net of nil tax		(11,130)																										(11,130)
Ending Balance, value at Dec. 31, 2011		(1,861,693)										37			584,093									(2,433,604)				(12,219)		37
Ending Balance, shares at Dec. 31, 2011												543,340,914																		543,340,914
Issuance of common shares, value		515,720													515,709														11
Issuance of common shares, shares																													179,400,000
Issuance of common shares for vested restricted shares																														5,068,000
Share-based compensation-share options		(89)													(89)
Share based compensation								36,371	9,624	54,445											36,371	9,624	54,445
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering			449,496	337,116	400,447											449,487	337,110	400,439													9	6	8
Transfer of Co-founder common shares into common shares, shares																															136,100,930	102,073,860	121,249,520
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			485,517	366,785	441,573											125,813	64,102	71,300							359,704	302,683	370,273
Components of comprehensive income
Net (loss) income	14,314	89,177																						89,177
Foreign currency translation adjustment, net of nil tax	(193)	(1,204)																										(1,204)
Ending Balance, value at Dec. 31, 2012		1,323,285													2,648,404									(1,311,767)				(13,423)	11	60
Ending Balance, shares at Dec. 31, 2012																													179,400,000	907,833,224